Short Term Loans (Details 2)	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 5,579,948
2020	436,275
2021	436,275
2022	436,275
2023	436,275
Thereafter	937,990
Total	$ 8,263,038